TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Former Shareholder) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Tene [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Compensation expenses related to bonus paid	$ 810